Capital Management (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Summary of Company's Capital Structure

At December 31, 2015 and 2014, the Company’s capital structure was as follows:

December 31 (millions of Canadian dollars)	2015	2014
Long-term debt payable within one year	500	552
Short-term notes payable	1,491	—
Less: cash and cash equivalents	89	100

	1,902	452
Long-term debt	8,224	8,373
Preferred shares	—	323
Common shares	6,000	3,314
Retained earnings	3,759	4,249

	9,759	7,563

Total capital	19,885	16,711